Financial risk management (Details 6) $ in Millions	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 72,445
Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 375,020